Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 318,859	$ 9,374	$ 13,000
Within 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net		$ 9,374	$ 13,000